Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

14. Income tax

Under the current laws of the Cayman Islands, the Company incorporated in the Cayman Islands is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Under the Hong Kong Inland Revenue Ordinance, for the Company’s subsidiaries incorporated in Hong Kong, the profits tax rate for the first HK $2 million of profits is 8.25%, while profits above that amount is subject to the tax rate of 16.5%.

Under the Law of the People’s Republic of China on Enterprise Income Tax (‘‘EIT Law’’), the Group’s subsidiaries and VIE domiciled in the PRC are subject to 25% statutory rate. According to National Tax Letter 2009 No. 203, if an entity is certified as a “High and New Technology Enterprise” (“HNTE”), it is entitled to a preferential income tax rate of 15%. Five subsidiaries of the Group obtained the HNTE certificate starting from 2018 and renewed the certification subsequently, thus applied 15% tax rate with a valid term of three years from the year of entitlement or renewal.

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax	118,914	82,595	57,594
Deferred tax	(63,655)	(56,115)	(45,591)

Income tax expense	55,259	26,480	12,003

Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	(31.91)%	(6.13)%	(11.92)%
Effect of tax rates in different tax jurisdiction	(37.48)%	(23.20)%	(4.79)%
Effect of preferential tax rate	4.22%	0.84%	0.92%
Research and development super deduction	11.45%	2.28%	7.40%
HK tax-free interest income	2.77%	0.10%	3.51%
Effect of equity transaction	(7.92)%	—	—
Others	(3.00)%	0.14%	1.14%
Changes in valuation allowance	0.99%	(3.59)%	(26.79)%

Effective income tax rate	(35.88)%	(4.56)%	(5.53)%

The effect of the tax holiday on the income per share is as follows:

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	7,142	4,898	1,993
Income per share effect-basic	0.03	0.03	0.01
Income per share effect-diluted	0.03	0.03	0.01

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Accrued expenses	52,912	64,166
Inventory write-down	33,379	46,674
Impairment of equity investments	7,048	8,595
Salary and welfare payable	2,760	1,954
Allowance for credit losses	21,627	23,464
Net operating loss carry forward	83,099	439,585

Less: valuation allowance	(38,316)	(383,810)

Deferred tax assets, net	162,509	200,628

Deferred tax liabilities:
Identifiable intangible assets	(28,082)	(24,966)

Deferred tax liabilities	(28,082)	(24,966)

The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgement and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The Group provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2022 and 2023, respectively, as management is not able to conclude that the future realization of such deferred tax assets are more likely than not. The amount of tax loss carried forward was RMB359,812 and RMB1,814,685 as of December 31, 2022 and 2023, respectively, for the Group’s certain subsidiaries.

Movement of the valuation allowance is as follows:

	For Year Ended December 31,
	2022	2023
	RMB	RMB
Balance as of January 1	18,169	38,316
Additions	28,134	355,907
Reversals	(7,987)	(10,413)
Balance as of December 31	38,316	383,810

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2020, the Company is subject to examination of the PRC tax authorities.

As of December 31, 2022 and 2023, retained earnings and accumulated deficits of Company’s subsidiaries and VIE located in PRC were RMB1,601,313 and RMB2,332,782, respectively. The Company’s PRC subsidiaries’ retained earnings have been and would be permanently reinvested to the PRC subsidiaries. Therefore, no deferred tax liability upon dividend withholding tax was accrued.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a consolidated VIE. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.